Private Placements of Common Stock and Warrants - Assumptions used in Estimating Fair Value (Details) - Level 3 Inputs	May 31, 2024 Y $ / shares	May 31, 2023 $ / shares Y
Fair value of underlying stock | Placement Agent Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability | $ / shares		0.26
Fair value of underlying stock | Equity Classified April Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability | $ / shares	0.27
Fair value of underlying stock | Liability Classified November Placement Agent Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability | $ / shares	0.18
Fair value of underlying stock | Equity Classification November Placement Agent Conversion Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability | $ / shares	0.3
Fair value of underlying stock | Liability Classification July Note Conversion Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability | $ / shares	0.21
Fair value of underlying stock | Liability Classification December Note Conversion Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability | $ / shares	0.2
Fair value of underlying stock | Equity Classification July Note Conversion Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability | $ / shares	0.17
Fair value of underlying stock | Equity Classification December Note Conversion Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability | $ / shares	0.15
Risk free rate | Placement Agent Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability		0.0364
Risk free rate | Equity Classified April Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability	0.0374
Risk free rate | Liability Classified November Placement Agent Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability	0.0442
Risk free rate | Equity Classification November Placement Agent Conversion Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability	0.0414
Risk free rate | Liability Classification July Note Conversion Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability	0.0418
Risk free rate | Liability Classification December Note Conversion Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability	0.0384
Risk free rate | Equity Classification July Note Conversion Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability	0.0481
Risk free rate | Equity Classification December Note Conversion Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability	0.0448
Expected term (in years) | Placement Agent Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability | Y		10
Expected term (in years) | Equity Classified April Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability | Y	10
Expected term (in years) | Liability Classified November Placement Agent Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability | Y	10
Expected term (in years) | Equity Classification November Placement Agent Conversion Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability | Y	10
Expected term (in years) | Liability Classification July Note Conversion Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability | Y	5
Expected term (in years) | Liability Classification December Note Conversion Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability | Y	5
Expected term (in years) | Equity Classification July Note Conversion Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability | Y	5
Expected term (in years) | Equity Classification December Note Conversion Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability | Y	5
Stock price volatility | Placement Agent Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability		0.979
Stock price volatility | Equity Classified April Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability	0.9745
Stock price volatility | Liability Classified November Placement Agent Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability	0.9582
Stock price volatility | Equity Classification November Placement Agent Conversion Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability	0.9618
Stock price volatility | Liability Classification July Note Conversion Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability	1.2455
Stock price volatility | Liability Classification December Note Conversion Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability	1.2425
Stock price volatility | Equity Classification July Note Conversion Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability	1.247
Stock price volatility | Equity Classification December Note Conversion Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability	1.2404
Expected dividend yield | Placement Agent Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability		0
Expected dividend yield | Equity Classified April Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability	0
Expected dividend yield | Liability Classified November Placement Agent Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability	0
Expected dividend yield | Equity Classification November Placement Agent Conversion Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability	0
Expected dividend yield | Liability Classification July Note Conversion Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability	0
Expected dividend yield | Liability Classification December Note Conversion Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability	0
Expected dividend yield | Equity Classification July Note Conversion Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability	0
Expected dividend yield | Equity Classification December Note Conversion Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability	0